Taxes - Provision for income tax (Details) - USD ($)	6 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Taxes
Current	$ 17,212	$ 24,144
Deferred	0	0
Total	$ 17,212	$ 24,144